SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSThe Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.Subsequent Events
Management of the Company performed an evaluation of subsequent events that occurred after the balance sheet date through the date of this filing. In addition to the item noted below, we discuss events that occurred after the balance sheet date throughout these Notes to Unaudited Condensed Consolidated Financial Statements.
During January 2021, Social Finance, Inc. entered into the Agreement by and among SCH and Merger Sub. The transactions contemplated by the terms of the Agreement were completed on May 28, 2021. See Note 2 for additional information on the transaction.

NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
On January 7, 2021, the Company entered into an Agreement and Plan of Merger (as amended on March 16, 2021, the “Merger Agreement”) with Plutus Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Social Finance, Inc., a Delaware corporation (“SoFi”).
The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “SoFi Business Combination”): (i) prior to the closing of the transactions contemplated by the Merger Agreement (the “Closing”), the Company will domesticate as a Delaware corporation in accordance with Section 388 of the DGCL, and the Cayman Islands Companies Law (2020 Revision) (the “Domestication”), (ii) at the Closing, upon the terms and subject to the conditions of the Merger Agreement, in accordance with the DGCL, Merger Sub will merge with and into SoFi, with SoFi continuing as the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”), (iii) upon consummation of the Merger, and subject to the adjustments provided in the Merger Agreement, all of the common stock and preferred stock of SoFi, excluding the Company Redeemable Preferred Stock (as defined in the Merger Agreement), which will convert into Acquiror Series 1 Preferred Stock (as defined in the Merger Agreement), will be converted into the right to receive an aggregate number of shares of common stock, par value $0.0001 per share, of the Company (after the Domestication) (“SCH Common Stock”) equal to the quotient obtained by dividing (x) $6,569,840,376 by (y) $10.00 and (iv) upon the consummation of the Merger, the Company will be renamed “SoFi Technologies, Inc.” The Closing is subject to the satisfaction or waiver of certain closing conditions contained in the Merger Agreement, including the approval of the Company’s shareholders.
On January 7, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (collectively, the "PIPE Investors"), pursuant to which, on the terms and subject to the conditions therein, the PIPE Investors have collectively subscribed for 122.5 million shares of SCH Common Stock for an aggregate purchase price equal to $1,225.0 million (the “PIPE Investment”), a portion of which is expected to be funded by one or more affiliates of the Sponsor. The PIPE Investment will be consummated substantially concurrently with the Closing, subject to the terms and conditions contemplated by the Subscription Agreements.
On March 16, 2021, (i) the Company, SoFi and Merger Sub entered into the First Amendment to Agreement and Plan of Merger which amends the Merger Agreement and (ii) the Company, the Sponsor and SoFi entered into the First Amendment to Sponsor Support Agreement to reflect that the securities of the combined company are expected to trade on The Nasdaq Stock Market LLC instead of the New York Stock Exchange following the consummation of the SoFi Business Combination. In addition, SoFi, the Company and the applicable shareholders of SoFi have agreed to make conforming changes to the form of shareholders’ agreement contemplated by the Merger Agreement to be entered into at the closing of the Business Combination with SoFi.
The consummation of the proposed SoFi Business Combination is subject to certain conditions as further described in the Merger Agreement.
In connection with the proposed SoFi Business Combination, certain purported shareholders of the Company have filed lawsuits, including those described below, and other shareholders have threatened to file lawsuits alleging breaches of fiduciary duty and violations of the disclosure requirements of the Exchange Act. The Company believes that these allegations are without merit. These cases are in the early stages and the Company is unable to reasonably determine the outcome or estimate any potential losses, and, as such, has not recorded a loss contingency.
On January 28, 2021, Tim Holtom (“Holtom”), a purported shareholder of the Company, filed a lawsuit in the Supreme Court of the State of New York, County of New York, captioned Tim Holtom v. Social Capital
Hedosophia Holdings Corp. V, et al., case number 650647/2021, against the Company and the members of its board of directors (the “Holtom Complaint”). The Holtom Complaint asserts a breach of fiduciary duty claim against the individual defendants and an aiding and abetting claim against the Company. The Holtom Complaint alleges, among other things, that (i) the merger consideration is unfair, and (ii) the registration statement on Form S-4 filed with the SEC on January 11, 2021 regarding the proposed transaction involving SoFi (the “Registration Statement”) is materially misleading and incomplete. The Holtom Complaint seeks, among other things, to enjoin the proposed Business Combination, rescind the transaction or award rescissory damages to the extent it is consummated, and an award of attorneys’ fees and expenses.
On January 29, 2021, Ryan Heitt (“Heitt”), a purported shareholder of the Company, filed a lawsuit in the Supreme Court of the State of New York, County of New York, captioned Ryan Heitt v. Social Capital Hedosophia Holdings Corp. V, et al., case number 650685/2021 against the members of its board of directors, Merger Sub and SoFi (the “Heitt Complaint”). The Heitt Complaint asserts a breach of fiduciary duty claim against the individual defendants and an aiding and abetting claim against the Company, Merger Sub and SoFi. The Heitt Complaint alleges, among other things, that the Registration Statement is materially misleading and incomplete. The Heitt Complaint seeks, among other things, to enjoin the proposed Business Combination, rescind the transaction or award rescissory damages to the extent it is consummated, and an award of attorneys’ fees and expenses.
On February 3, 2021, counsel to Holtom and Heitt sent a joint letter to the Company's counsel (the “Joint Demand”), alleging that they “have identified several disclosure deficiencies” in the Registration Statement, and demanding that the Company issue corrective disclosures with regard to certain enumerated items. The Joint Demand asserts that a failure to issue the requested disclosures will expose the Company and its board of directors to liability.
The parties resolved the allegations made by Holtom and Heitt and discontinuances of the lawsuits commenced by Holtom and Heitt are expected to be filed shortly.
On February 15, 2021, Brian Levy, a purported shareholder of the Company, filed a lawsuit in the Supreme Court of the State of New York, County of Nassau, captioned Brian Levy v. Jennifer Dulski, et al., case number 601778/2021, against the members of the Company’s board of directors, SoFi, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC and Goldman Sachs & Co. LLC (the “Levy Complaint”). The lawsuit was filed by Levy individually, and derivatively on behalf of nominal defendant the Company. The Levy Complaint alleges, among other things, that (i) the merger consideration is unfair, and (ii) the Registration Statement is materially misleading and incomplete. The Levy Complaint asserts: (i) a derivative claim for breach of fiduciary duty against the individual defendants; (ii) a derivative claim for causing the Company to fail to disclose material information against the individual defendants; (iii) a derivative claim for aiding and abetting the breaches of fiduciary duties against SoFi, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC and Goldman Sachs & Co. LLC; (iv) an individual claim for negligent misrepresentation and concealment against all defendants; and (v) an individual claim for fraudulent misrepresentation and concealment against all defendants. The Levy Complaint seeks, among other things, to enjoin the proposed Business Combination, an award of compensatory and/or recessionary damages, and an award of attorneys' fees and expenses.
The parties resolved the allegations made by Levy, and a Stipulation and Order dismissing the lawsuit filed by Levy was signed by the Court on April 19, 2021.
On January 11, 2021 the Company issued a promissory note with the Sponsor for an aggregate amount of up to $2,500,000 (the “Promissory Note”). The Promissory Note is non-interest bearing and is due and payable in full on the earlier of (i) October 14, 2022 and (ii) the effective date of a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination, involving the maker and one or more businesses. As of the date of these financial statements, the Company has drawn $1,415,000 under this Promissory Note.
Subsequent Events
Management of the Company performed an evaluation of subsequent events that occurred after the balance sheet date through the date of this filing.
During January 2021, Social Finance, Inc. entered into a business combination agreement (the “Agreement”) by and among Social Finance, Inc., Social Capital Hedosophia Holdings Corp. V, a Cayman Islands exempted company limited by shares (“Social Capital”), and Plutus Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of Social Capital (“Merger Sub”). Pursuant to the Agreement, Merger Sub will merge with and into Social Finance, Inc., and Social Finance, Inc. will be the surviving corporation and a wholly owned subsidiary of Social Capital.
In conjunction with the Agreement, the redeemable preferred stockholders waived their rights in the event of a liquidation, inclusive of the Series 1 Holders’ right to immediately receive the Series 1 proceeds of $323.4 million. The redeemable preferred stock redemption value will remain at $323.4 million, and all other material rights will remain the same, with the exception of added voting rights and the former liquidation provision triggered by an IPO is no longer of any effect.
In conjunction with the Business Combination, the Special Payment provision from our 2019 Series 1 Investor Agreement was amended. The amended Series 1 Investor Agreement provides for a special distribution of $22.1 million to Series 1 investors, which is subject to adjustment in accordance with the Merger Agreement, and is contingent upon approval of the Agreement. Upon Agreement approval, the Special Payment will be initially measured and recognized within noninterest expense — general and administrative in the Consolidated Statements of Operations and Comprehensive Income (Loss), because this feature will be accounted for as an embedded derivative, which is not clearly and closely related to the host contract.
During January 2021, the seller of our Apex interest exercised its Seller Call Option on our Apex equity investment, which resulted in a call payment of $107.5 million. Therefore, we will no longer recognize Apex equity investment income subsequent to the date the investment was called. See Note 1 under “—Equity Method Investments” for additional information.
During January 2021, we made a payment of $133.4 million to repurchase certain Note Receivable Stockholder collateral in connection with exercising our Call Option Rights.
During February 2021, we paid off the seller note issued in connection with our acquisition of Galileo for a total payment of $269.9 million, consisting of outstanding principal of $250.0 million and accrued interest of $19.9 million.
During February 2021, Apex paid us $18.3 million in settlement of all of their outstanding obligations to us, which consisted of outstanding principal balances of $16.7 million and accrued interest of $1.6 million.
During March 2021, the Company and Golden Pacific Bancorp, Inc. (“Golden Pacific”), a California corporation, entered into an Agreement and Plan of Merger (the “Bank Merger”), by and among the Company, a wholly-owned subsidiary of the Company and Golden Pacific, pursuant to which the Company will acquire all of the outstanding equity interests in Golden Pacific and thereby acquire its wholly-owned subsidiary, Golden Pacific Bank, National Association (“Golden Pacific Bank”), for total cash purchase consideration of $22.3 million, of which approximately $0.7 million could be held back by the Company in escrow (“Holdback Amount”) if certain legal proceedings with which Golden Pacific is involved as a plaintiff are not resolved at the time the Bank Merger closes. The Holdback Amount will be used for further financing or costs incurred associated with the litigation and any remaining amount upon resolution of the litigation will be released to the Golden Pacific shareholders. Alternatively, if the legal proceedings are resolved prior to the close of the Bank Merger and a favorable settlement is received, the merger consideration will be increased by the amount of such proceeds, net of all fees and expenses and taxes payable in respect of such proceeds, such that the settlement will be returned to the Golden Pacific shareholders.
Golden Pacific is duly registered as a bank holding company with the Board of Governors of the Federal Reserve System. Golden Pacific Bank is a national banking association duly organized and validly existing and in good standing under the laws of the United States and is regulated by the OCC. Deposit accounts of Golden Pacific Bank are insured by the FDIC through the Deposit Insurance Fund to the fullest extent permitted by law. The closing of the Bank Merger is subject to regulatory approval, including approval from the OCC of a revised business plan for Golden Pacific Bank, and approval from the Federal Reserve to become a bank holding company and for a change of control, and other customary closing conditions, which the Company anticipates can be completed by the end of 2021. The Bank Merger will be accounted for as a business combination. The purchase consideration will be allocated to the tangible and intangible assets acquired and liabilities assumed based on the estimated fair values as of the acquisition date. The acquisition is not expected to be a significant acquisition under ASC 805 or Regulation S-X, Rule 3-05. In March 2021, we submitted an application to the Federal Reserve to become a bank holding company.